Certhas

11-37532

15008110

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

Received SEC
AUG 28 2015
Washington, DC 20549

August 27, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 5, 2015 The Nasdaq Stock Market (the "Exchange") received from IBERIABANK Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Depositary Shares, Each Representing a 1/400th Interest in a Share of
6.625% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series B

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery